July 2, 2010

Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:VALIC Separate Account A ("Registrant")
   The Variable Annuity Life Insurance Company ("Depositor")
   Registration Statement on Form N-4
   File Nos.: 333-137942 and 811-03240
   Portfolio Director, Portfolio Director 2 and Portfolio Director Plus

Ladies and Gentlemen:

On behalf of the Registrant, we are submitting for filing, pursuant to the Securities Act of 1933, as amended, ("1933 Act") and The Investment Company Act of 1940, as amended ("1940 Act"), Post-Effective Amendment No. 12 and Amendment No. 165 under the 1933 Act and the 1940 Act, respectively, to the Registration Statement on Form N-4.

The purpose of this filing is to revise the current guaranteed benefit feature, IncomeLOCK, to raise the fee and impose investment restrictions. A 485(a)(1) filing was made on May 7, 2010, Accession No. 0000354912-10-000012.

We received one comment from the Commission regarding our right to restrict investment selections in the future for IncomeLOCK endorsements with a Benefit Effective Date prior to July 6, 2010, which appears as the last sentence in paragraph (1) under the heading "Investment Restrictions." The comment was that this sentence contradicts the second to the last paragraph of the supplement. Therefore, we have deleted this sentence.

We understand that:

   . Should the Commission or the staff, acting pursuant to delegated authority, allow the filing to become effective, it does not foreclose the Commission from taking any action with respect to the filing; and

   . The action of the Commission or the staff, acting pursuant to delegated authority, in allowing the filing to become effective, does not relieve Depositor and Registrant from full responsibility for the adequacy and accuracy of the disclosure in the filing; and

   . Depositor and Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws of the United States.

Please contact me at 713-831-3150 if you have any questions or need more information.

Sincerely,

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

By  /s/ KATHERINE STONER
    -------------------------------------------------------
    Vice President, Deputy General Counsel and Secretary

cc: Jeff Foor
Office of Insurance Products